MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

              April 3, 2012

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Massachusetts Investors Growth Stock Fund (the “Trust”) (File Nos. 2-14677 and 811-859)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 88 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on March 28, 2012.

Please call the undersigned at (617) 954-5843 or Jennifer Moore at (617) 954-5923 with any questions you may have.

                 Very truly yours,

                 BRIAN E. LANGENFELD
                 Brian E. Langenfeld
                 Vice President and Senior Counsel
BEL/jdm